Basis of Preparation of Unaudited Condensed Consolidated Financial Statements	6 Months Ended
Jun. 30, 2025
Basis of Preparation of Unaudited Condensed Consolidated Financial Statements [Abstract]
BASIS OF PREPARATION OF UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
1.	BASIS OF PREPARATION OF UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The unaudited condensed consolidated financial statements are general purpose financial statements, which have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) IAS 34 “Interim Financial Reporting”.

The unaudited condensed consolidated financial statements do not include all the notes of the type normally included in annual financial statements. Accordingly, these unaudited condensed consolidated financial statements are to be read in conjunction with the annual report for the financial year ended December 31, 2024 and any public announcements made by Integrated Media Technology Limited during the interim reporting period.

The unaudited condensed consolidated financial statements have been prepared on the accrual basis and are based on historical cost modified by the revaluation of selected non-current assets, financial assets and financial liabilities for which the fair value basis of accounting has been applied.

The Company and its subsidiaries are referred to as the “Group”.

The Group incurred a net loss of US$514,087 (2024: US$730,347) during the six months ended June 30, 2025. This condition indicates the existence of material uncertainty that may cast significant doubt on the Group’s ability to continue as a going concern.

Going Concern

The Group’s unaudited consolidated financial statements are prepared using International Financial Reporting Standards as issued by the International Accounting Standards Board applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Group has not yet established an ongoing source of revenue sufficient to cover its operating costs and allow it to continue as a going concern. As of June 30, 2025, the Group had accumulated losses of US$54,587,259. The ability of the Group to continue as a going concern is dependent on the Group obtaining adequate capital to fund operating losses until it becomes profitable. If the Group is unable to obtain adequate capital, it could be forced to cease or reduce its operations.

For the period under review until the date of this report, the Group has not raised any funds from the capital and debt markets. The Group will be required to generate revenues and profits to sustain ongoing operation cash requirements; short of which the Group will need to continue to build its capital base to fund its business plans.

To continue as a going concern, the Group will need continual short-term borrowings for our working and operating capital. In the longer term, the Group is dependent upon its ability, and will continue to attempt to secure additional equity and/or debt financing until the Group can earn revenue and realize positive cash flow from its operations.

There are no assurances that the Group will be successful in earning revenue and realizing positive cash flow from its operations. Without sufficient financing it would be unlikely that the Group will continue as a going concern.

Based on the Group’s current rate of cash outflows, cash on hand and short term borrowings, management believes that its current cash may not be sufficient to meet the anticipated cash needs for working capital for the next twelve months.

The Group’s plans with respect to its liquidity issues include, but are not limited to, the following:

(a)	Continue to raise financing through the sale of its equity and/or debt securities;

(b)	Seek additional capital in the public equity markets to continue its operations as it rolls out its current products in development, respond to competitive pressures, develop new products and services, and support new strategic partnerships. The Group is currently evaluating additional equity financing opportunities and may execute them when appropriate. However, there can be no assurances that the Group can consummate such a transaction, or consummate a transaction at favorable pricing.

The ability of the Group to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraphs and eventually secure other sources of financing and achieve profitable operations.

These unaudited consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

The principal accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, unless otherwise stated.

The unaudited condensed consolidated financial statements of the Group are presented in United States Dollars (“USD” or “US$”), unless otherwise stated.

Foreign Currency Translation

(i)	Functional and presentation currency

Items included in the unaudited condensed consolidated financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in United States dollars (“USD” or “US$” or “$”), which is the Group’s presentation currency.

(ii)	Transactions and balances

Foreign currency transactions during the period are translated at the foreign exchange rates ruling at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rates ruling at the end of the reporting period. Exchange gains and losses are recognized in profit or loss, except those arising from foreign currency borrowings used to hedge a net investment in a foreign operation which are recognized in other comprehensive loss.

Non- monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the foreign exchange rates ruling at the transaction dates. Non-monetary assets and liabilities denominated in foreign currencies that are stated at fair value are translated using the foreign exchange rates ruling at the dates the fair value was measured.

(iii)	Group companies

The results of foreign operations whose functional currency is its home currency are translated into United States Dollars at the exchange rates approximating the foreign exchange rates ruling at the dates of the transactions. Statement of financial position items, are translated into United States Dollars at the closing foreign exchange rates at the end of the reporting period. The resulting exchange differences are recognized in other comprehensive income and accumulated separately in equity in the exchange reserve.

On disposal of such a foreign operation, the cumulative amount of the exchange differences relating to that foreign operation is reclassified from equity to profit or loss when the profit or loss on disposal is recognized.

New, revised or amended Accounting Standards and Interpretations adopted

(a)	Initial application of the amendments to the International Financial Reporting Standards (IFRS), International Accounting Standards (IAS), IFRIC Interpretations (IFRIC), and SIC Interpretations (SIC) (collectively, “IFRS Accounting Standards”) endorsed and issued into effect by the Financial Supervisory Commission (FSC).

The initial application of the amendments to the IFRS Accounting Standards endorsed and issued into effect by the FSC did not have a material impact on the accounting policies of IMTE and its subsidiaries (collectively as the “Company”).

(b)	The IFRS Accounting Standards issued by International Accounting Standards Board (IASB), but not yet endorsed and issued into effect by the FSC.

New or Amended Standard Forthcoming requirements	Title of the Standard	Effective for Annual Periods Beginning on or After
Classification and measurement of Financial Statements	Amendments to IFRS 7 and IFRS 9	January 1, 2026
Annual Improvements to IFRS	Annual Improvements to IFRS Accounting Standards Volume 11	January 1, 2026
Presentation and Disclosures of Financial Statements	IFRS 18	January 1, 2027
Subsidiaries without Public Accountability: Disclosures	IFRS 19	January 1, 2027

The amendments listed above did not have any impact on the amounts recognised in prior periods and are not expected to significantly affect the current or future periods.